Employees - Summary of Assets, Liabilities and Surplus/ (Deficit) Position of Pension and Other Post-Employment Benefit Plans at Balance Sheet Date (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Fair value of assets	€ 26,686	€ 24,023
Defined benefit pension plans
Disclosure of defined benefit plans [line items]
Fair value of assets	26,686	24,023
Defined benefit obligation, at present value	(23,219)	(23,272)
Computed net assets/(liabilities)	3,467	751
Irrecoverable surplus	(50)	(26)
Net pension assets/(liabilities)	3,417	725
Defined benefit pension plans | Wholly Or Partly Funded Defined Benefit Plans, In Surplus
Disclosure of defined benefit plans [line items]
Fair value of assets	23,240	20,790
Defined benefit obligation, at present value	(18,071)	(18,043)
Computed net assets/(liabilities)	5,169	2,747
Irrecoverable surplus	(50)	(26)
Net pension assets/(liabilities)	5,119	2,721
Defined benefit pension plans | Wholly Or Partly Funded Defined Benefit Plans, In Deficit
Disclosure of defined benefit plans [line items]
Fair value of assets	3,446	3,233
Defined benefit obligation, at present value	(4,245)	(4,310)
Computed net assets/(liabilities)	(799)	(1,077)
Defined benefit pension plans | Wholly unfunded defined benefit plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(903)	(919)
Other post- employment benefit plans
Disclosure of defined benefit plans [line items]
Fair value of assets	7	9
Defined benefit obligation, at present value	(431)	(447)
Computed net assets/(liabilities)	(424)	(438)
Irrecoverable surplus	0	0
Net pension assets/(liabilities)	(424)	(438)
Other post- employment benefit plans | Wholly Or Partly Funded Defined Benefit Plans, In Surplus
Disclosure of defined benefit plans [line items]
Fair value of assets	0	1
Defined benefit obligation, at present value	0	0
Computed net assets/(liabilities)	0	1
Irrecoverable surplus	0	0
Net pension assets/(liabilities)	0	1
Other post- employment benefit plans | Wholly Or Partly Funded Defined Benefit Plans, In Deficit
Disclosure of defined benefit plans [line items]
Fair value of assets	7	8
Defined benefit obligation, at present value	(39)	(40)
Computed net assets/(liabilities)	(32)	(32)
Other post- employment benefit plans | Wholly unfunded defined benefit plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	€ (392)	€ (407)